As filed with the Securities and Exchange Commission on January 26, 2009

File No. 33-45961
File No. 811-6569

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X

Pre-Effective Amendment No. ____
Post-Effective Amendment No. 40

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
OF 1940 X

Amendment No. 40

IVY FUNDS, INC.

(Exact Name as Specified in Charter)

6300 Lamar Avenue, Shawnee Mission, Kansas 66202-4200

(Address of Principal Executive Office) (Zip Code)

Registrant's Telephone Number, including Area Code (913) 236-2000

Kristen A. Richards, 6300 Lamar Avenue, Shawnee Mission, Kansas 66202-4200

(Name and Address of Agent for Service)

It is proposed that this filing will become effective

_____	immediately upon filing pursuant to paragraph (b)
__X__	on February 25, 2009 pursuant to paragraph (b)(1)(iii)
_____	60 days after filing pursuant to paragraph (a)(1)
_____	on (date) pursuant to paragraph (a)(1)
_____	75 days after filing pursuant to paragraph (a)(2)
_____	on (date) pursuant to paragraph (a)(2) of Rule 485

__X__	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

This Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A (Registration Statement) for Ivy Funds, Inc. (Registrant) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (1933 Act) solely for the purpose of delaying, until February 25, 2009, the effectiveness of Post-Effective Amendment No. 39, which was filed with the Commission via EDGAR Accession No. 0001105607-08-000235 on November 14, 2008 pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act.

This Post-Effective Amendment No. 40 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 39 to the Registrant's Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 40 pursuant to Rule 485(b) of the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 40 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Overland Park, and State of Kansas, on the 26th day of January, 2009.

IVY FUNDS, INC.
(Registrant)

By /s/ Henry J. Herrmann
Henry J. Herrmann, President

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, this Post-Effective Amendment No. 40 has been signed below by the following persons in the capacities and on the 26th day of January, 2009.

Signatures	Title

/s/Joseph Harroz, Jr.*	Chairman and Director
Joseph Harroz, Jr.

/s/Henry J. Herrmann	President and Director
Henry J. Herrmann

/s/Joseph W. Kauten	Vice President, Treasurer,
Joseph W. Kauten	Principal Financial Officer and
Principal Accounting Officer

/s/Jarold W. Boettcher*	Director
Jarold W. Boettcher

/s/James D. Gressett*	Director
James D. Gressett

/s/Glendon E. Johnson, Jr.*	Director
Glendon E. Johnson, Jr.

/s/Eleanor B. Schwartz*	Director
Eleanor B. Schwartz

/s/Michael G. Smith*	Director
Michael G. Smith

/s/Edward M. Tighe*	Director
Edward M. Tighe

*By:	/s/Kristen A. Richards	ATTEST:	/s/Mara D. Herrington
	Kristen A. Richards		Mara D. Herrington
	Attorney-in-Fact		Secretary